Segment and Geographic Information 3 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	$ 2,462,171	$ 2,375,445	$ 2,212,849
Long-Lived Assets	281,359	251,023	235,546
United States [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	2,017,168	2,009,317	1,891,700
Long-Lived Assets	210,289	198,076	191,947
Canada [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	298,269	292,913	260,015
Long-Lived Assets	44,290	42,624	29,893
Other Countries [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	146,734	73,215	61,134
Long-Lived Assets	$ 26,780	$ 10,323	$ 13,706